CONSOLIDATED STATEMENT OF EQUITY (Parenthetical) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Exercise of options, tax benefit			$ 0.2
Dividends per share (in dollars per share)	$ 0.62	$ 0.46	$ 0.24
3.5% Notes
Interest rate (as a percent)	3.50%	3.50%	3.50%